AST BOND PORTFOLIO 2025
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 95.9%
Asset-Backed Securities — 24.1%
Collateralized Loan Obligations
Carlyle CLO Ltd. (Cayman Islands),
Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.329%(c)	04/30/31	250	$248,644
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.239%(c)	04/24/31	250	247,246
OZLM Ltd. (Cayman Islands),
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.304%(c)	04/20/31	250	247,974
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.481%(c)	01/17/30	248	247,115

Total Asset-Backed Securities (cost $997,874)			990,979
Commercial Mortgage-Backed Securities — 10.9%
BANK,
Series 2020-BN28, Class A1
0.628%	03/15/63	39	37,747
Barclays Commercial Mortgage Securities Trust,
Series 2020-C06, Class A1
1.806%	02/15/53	35	34,462
Benchmark Mortgage Trust,
Series 2020-B17, Class A1
1.282%	03/15/53	35	33,641
CD Mortgage Trust,
Series 2017-CD05, Class A1
2.028%	08/15/50	21	20,821
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A1
1.499%	08/10/49	15	15,443
Commercial Mortgage Trust,
Series 2014-CR19, Class A4
3.532%	08/10/47	71	70,394
GS Mortgage Securities Trust,
Series 2014-GC20, Class A4
3.721%	04/10/47	7	6,850
Series 2014-GC22, Class A3
3.516%	06/10/47	18	18,405
Series 2017-GS07, Class A1
1.950%	08/10/50	10	9,679
Series 2020-GC45, Class A1
2.019%	02/13/53	41	40,945
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4
3.363%	07/15/45	18	18,486
Series 2014-C19, Class A3
3.669%	04/15/47	25	24,714
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A5
2.840%	12/15/47	62	$62,444
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50	54	52,962

Total Commercial Mortgage-Backed Securities (cost $450,895)			446,993
Corporate Bonds — 13.0%
Agriculture — 0.5%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.700%	04/02/27	20	20,492
Banks — 3.6%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.384%(ff)	04/02/26	20	19,972
Sub. Notes, MTN
4.000%	01/22/25	30	30,559
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	15	14,348
Sr. Unsec’d. Notes
3.290%(ff)	03/17/26	30	29,913
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	10	10,172
Sub. Notes
4.250%	10/21/25	30	30,816
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	10	9,638
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	5	4,733
			150,151
Chemicals — 0.8%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	30	31,645
Commercial Services — 0.9%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	35	35,597
Electric — 2.0%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.050%	04/15/25	40	41,213
Evergy, Inc.,
Sr. Unsec’d. Notes
2.450%	09/15/24	40	39,246
			80,459
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AST BOND PORTFOLIO 2025 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods — 0.1%
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.125%	03/17/24	5	$4,960
Insurance — 0.5%
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/04/25	10	9,992
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	9	9,544
			19,536
Pharmaceuticals — 1.6%
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	35	35,302
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25	30	30,616
			65,918
Pipelines — 1.5%
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25	30	30,978
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25	30	30,438
			61,416
Telecommunications — 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	20	21,123
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
3.500%	04/15/25	40	40,242
			61,365

Total Corporate Bonds (cost $527,467)			531,539
Residential Mortgage-Backed Security — 2.8%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	113	113,216
(cost $114,329)
U.S. Treasury Obligations — 45.1%
U.S. Treasury Bonds
2.000%	11/15/41	35	31,664
2.250%	05/15/41(k)	85	80,205
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes
2.000%	08/15/25	910	$893,933
2.125%	05/15/25(k)	855	844,580
U.S. Treasury Strips Coupon
2.395%(s)	11/15/43	2	1,103

Total U.S. Treasury Obligations (cost $1,892,191)			1,851,485

Total Long-Term Investments (cost $3,982,756)			3,934,212

	Shares
Short-Term Investment — 4.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $185,895)(wb)	185,895	185,895

TOTAL INVESTMENTS—100.4% (cost $4,168,651)		4,120,107

Liabilities in excess of other assets(z) — (0.4)%		(16,807)

Net Assets — 100.0%		$4,103,300

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
STRIPs	Separate Trading of Registered Interest and Principal of Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A2

AST BOND PORTFOLIO 2025 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
17	5 Year U.S. Treasury Notes	Jun. 2022	$1,949,687	$(49,104)
Short Positions:
3	2 Year U.S. Treasury Notes	Jun. 2022	635,766	2,569
1	20 Year U.S. Treasury Bonds	Jun. 2022	150,063	4,522
				7,091
				$(42,013)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3